Shareholder Report, Average Annual Return (Details)	7 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended	19 Months Ended			27 Months Ended	42 Months Ended	46 Months Ended	50 Months Ended	52 Months Ended		56 Months Ended	60 Months Ended	72 Months Ended	81 Months Ended	86 Months Ended		90 Months Ended		91 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000129136
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares CSI China Internet ETF
C000129571
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Bosera MSCI China A 50 Connect Index ETF
C000141213
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares MSCI All China Index ETF
C000180685
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares MSCI One Belt One Road Index ETF
C000176655
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Emerging Markets Consumer Technology Index ETF
C000157444
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares MSCI China Clean Technology Index ETF
C000198139
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Electric Vehicles and Future Mobility Index ETF
C000195635
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares MSCI All China Health Care Index ETF
C000195632
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Asia Pacific High Income USD Bond ETF
C000210156
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares MSCI Emerging Markets ex China Index ETF
C000214065
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Global Carbon Strategy ETF
C000222186
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Value Line<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index ETF
C000223083
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Mount Lucas Managed Futures Index Strategy ETF
C000220718
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares SSE STAR Market 50 Index ETF
C000223017
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Hang Seng TECH Index ETF
C000229248
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares European Carbon Allowance Strategy ETF
C000229247
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares California Carbon Allowance Strategy ETF
C000240471
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares KWEB Covered Call Strategy ETF
C000244532
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Dynamic Emerging Markets Strategy ETF
C000244621
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Global Luxury Index ETF
C000243337
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Rockefeller℠ Ocean Engagement ETF
C000249202
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Hedgeye Hedged Equity Index ETF
C000250789
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Artificial Intelligence and Technology ETF
C000251229
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares Sustainable Ultra Short Duration Index ETF
C000249978
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KraneShares China Alpha Index ETF
Without Sales Load [Member] | C000129136
Average Annual Return [Line Items]
Average Annual Return, Percent					37.13%											(2.64%)								2.01%
Without Sales Load [Member] | C000129571
Average Annual Return [Line Items]
Average Annual Return, Percent					12.61%											2.73%								(1.01%)
Without Sales Load [Member] | C000141213
Average Annual Return [Line Items]
Average Annual Return, Percent					28.62%											2.72%								1.81%
Without Sales Load [Member] | C000180685
Average Annual Return [Line Items]
Average Annual Return, Percent					7.37%											7.65%							1.31%
Without Sales Load [Member] | C000176655
Average Annual Return [Line Items]
Average Annual Return, Percent					24.41%											(0.54%)						(3.36%)
Without Sales Load [Member] | C000157444
Average Annual Return [Line Items]
Average Annual Return, Percent					27.07%											9.96%					1.95%
Without Sales Load [Member] | C000198139
Average Annual Return [Line Items]
Average Annual Return, Percent					(4.86%)											4.18%				(0.51%)
Without Sales Load [Member] | C000195635
Average Annual Return [Line Items]
Average Annual Return, Percent					7.98%											(5.19%)			(4.23%)
Without Sales Load [Member] | C000195632
Average Annual Return [Line Items]
Average Annual Return, Percent					7.93%											0.69%		0.77%
Without Sales Load [Member] | C000210156
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.51%)											12.07%	5.00%
Without Sales Load [Member] | C000214065
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.46%)										16.20%
Without Sales Load [Member] | C000222186
Average Annual Return [Line Items]
Average Annual Return, Percent					11.31%								11.89%
Without Sales Load [Member] | C000223083
Average Annual Return [Line Items]
Average Annual Return, Percent					(7.88%)									6.83%
Without Sales Load [Member] | C000220718
Average Annual Return [Line Items]
Average Annual Return, Percent					26.88%							(13.21%)
Without Sales Load [Member] | C000223017
Average Annual Return [Line Items]
Average Annual Return, Percent					50.40%						(10.51%)
Without Sales Load [Member] | C000229248
Average Annual Return [Line Items]
Average Annual Return, Percent					8.05%					(0.77%)
Without Sales Load [Member] | C000229247
Average Annual Return [Line Items]
Average Annual Return, Percent					(24.92%)					(3.27%)
Without Sales Load [Member] | C000240471
Average Annual Return [Line Items]
Average Annual Return, Percent					10.51%				9.29%
Without Sales Load [Member] | C000244532
Average Annual Return [Line Items]
Average Annual Return, Percent					14.74%		10.52%
Without Sales Load [Member] | C000244621
Average Annual Return [Line Items]
Average Annual Return, Percent					(13.44%)	(4.73%)
Without Sales Load [Member] | C000243337
Average Annual Return [Line Items]
Average Annual Return, Percent					0.44%			4.99%
Without Sales Load [Member] | C000249202
Average Annual Return [Line Items]
Average Annual Return, Percent				2.91%
Without Sales Load [Member] | C000250789
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.24%)
Without Sales Load [Member] | C000251229
Average Annual Return [Line Items]
Average Annual Return, Percent		3.43%
Without Sales Load [Member] | C000249978
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%											2.07%								0.97%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%											2.07%								0.97%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%											2.07%								0.97%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					7.15%											15.18%							9.33%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent					8.09%											7.94%						2.22%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%											2.07%					(0.02%)
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					7.15%											15.18%				8.05%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%											2.07%			(1.75%)
JP Morgan Asia Credit Index (JACI) (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					JP Morgan Asia Credit Index (JACI) (TR) (USD)
Average Annual Return, Percent					6.63%											2.07%		2.85%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent					8.09%											7.94%	2.71%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index (TR)
Average Annual Return, Percent					8.25%										14.06%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index (TR)
Average Annual Return, Percent					8.25%								12.58%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent					3.05%									(3.33%)
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%							(8.96%)
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%						(7.77%)
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index (TR)
Average Annual Return, Percent					8.25%					9.58%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index (TR)
Average Annual Return, Percent					8.25%					9.58%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent					28.47%				1.50%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent					8.09%		9.71%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					7.15%	15.01%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent					7.15%			14.86%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index (TR)
Average Annual Return, Percent				0.60%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index (TR)
Average Annual Return, Percent			1.38%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent		3.66%
MSCI China All Shares Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net) (USD)
Average Annual Return, Percent	26.27%
CSI Overseas China Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					CSI Overseas China Internet Index
Average Annual Return, Percent					36.11%											(2.44%)								2.25%
Custom Blended KBA Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Custom Blended KBA Index^
Average Annual Return, Percent					13.44%											3.47%								(0.49%)
Custom Blended KALL Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Custom Blended KALL Index^
Average Annual Return, Percent					28.47%											2.07%								1.73%
MSCI Global China Infrastructure Exposure Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Global China Infrastructure Exposure Index (Net)
Average Annual Return, Percent					7.93%											8.36%							2.34%
Solactive Emerging Markets Consumer Technology Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Solactive Emerging Markets Consumer Technology Index (TR) (USD)
Average Annual Return, Percent					24.96%											0.18%						(2.46%)
MSCI China IMI Environment 10/40 Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China IMI Environment 10/40 Index (Net) (USD)
Average Annual Return, Percent					28.58%											8.50%					1.20%
Custom Blended KARS Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Custom Blended KARS Index^
Average Annual Return, Percent					(4.71%)											5.21%				0.10%
MSCI China All Shares Healthcare 10/40 Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Healthcare 10/40 Index (Net) (USD)
Average Annual Return, Percent					8.72%											(4.32%)			(3.52%)
Custom Blended KHYB Index^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Custom Blended KHYB Index^
Average Annual Return, Percent					10.87%											0.11%		0.84%
MSCI Emerging Markets ex China Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets ex China Index (Net) (USD)
Average Annual Return, Percent					(2.14%)											11.98%	4.46%
S&P Global Carbon Credit Index (USD, TR)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Global Carbon Credit Index (USD, TR)^
Average Annual Return, Percent					0.77%										17.35%
Value Line® Dynamic Dividend Equity Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Value Line<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index (NR) (USD)
Average Annual Return, Percent					10.75%								11.53%
KFA MLM Index (PR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					KFA MLM Index (PR) (USD)
Average Annual Return, Percent					(6.80%)									8.96%
SSE Science and Technology Innovation Board 50 Index (USD, TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SSE Science and Technology Innovation Board 50 Index (USD, TR)
Average Annual Return, Percent					34.57%							(10.44%)
Hang Seng TECH Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hang Seng TECH Index (USD)
Average Annual Return, Percent					57.58%						(9.20%)
S&P Carbon Credit EUA Index (USD, TR)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Carbon Credit EUA Index (USD, TR)^
Average Annual Return, Percent					10.49%					(1.37%)
S&P Carbon Credit CCA Index (USD, TR)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Carbon Credit CCA Index (USD, TR)^
Average Annual Return, Percent					(23.32%)					(1.90%)
CSI Overseas China Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					CSI Overseas China Internet Index
Average Annual Return, Percent					36.11%				2.40%
Solactive Global Luxury Select Index (NR) (USD)^
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Solactive Global Luxury Select Index (NR) (USD)^
Average Annual Return, Percent					(13.30%)	(4.22%)
Hedgeye Hedged Equity Index (PR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hedgeye Hedged Equity Index (PR) (USD)
Average Annual Return, Percent				3.90%
Solactive Etna Artificial General Intelligence Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Solactive Etna Artificial General Intelligence Index (NR) (USD)
Average Annual Return, Percent			(2.76%)
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD)
Average Annual Return, Percent		3.51%
Qi China Alpha Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Qi China Alpha Index
Average Annual Return, Percent	11.78%